1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

March 3, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Variable Insurance Trust (the “Trust” or “Registrant”)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). This registration statement on Form N-14 is being filed in connection with the reorganization of the PIMCO All Asset All Authority Portfolio (the “Target Fund”), a series of the Trust, with and into the PIMCO All Asset Portfolio (the “Acquiring Fund”), a series of the Trust, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the registration statement.

This filing is being made pursuant to Rule 488 under the 1933 Act. The Registrant anticipates the registration statement going automatically effective on April 2, 2020.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

Attachments